DFA INVESTMENT DIMENSIONS GROUP INC.
U.S. Large Cap Equity Portfolio
U.S. Large Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. High Relative Profitability Portfolio
DFA Real Estate Securities Portfolio

U.S. Large Cap Growth Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed U.S. Equity Portfolio
VA U.S. Large Value Portfolio

DIMENSIONAL INVESTMENT GROUP INC.
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II

DIMENSIONAL ETF TRUST

Dimensional US Core Equity Market ETF
Dimensional U.S. Equity ETF
Dimensional U.S. Core Equity 2 ETF

SUPPLEMENT TO THE SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE PORTFOLIOS LISTED ABOVE

The purpose of this Supplement to the Summary and Statutory Prospectuses and Statements of Additional Information dated February 28, 2021, of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., or Dimensional ETF Trust, is to notify shareholders that Lukas J. Smart no longer serves as a portfolio manager to each Portfolio. Accordingly, all references to Lukas J. Smart are hereby removed from the respective Summary and Statutory Prospectuses and Statements of Additional Information, as applicable.

The date of this Supplement is March 1, 2021